Research and development expense (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of research and development expense [text block] [Abstract]
Schedule of research and development expense
	December 31, 2020	December 31, 2019	December 31, 2018
Pre-clinical projects	242,617	182,346	873,453
Clinical projects	476,972	993,085	846,235
Drug manufacturing and substance	614,744	481,453	2,185,292
Employee benefits and expenses	1,120,814	1,373,543	1,652,791
Lease expenses from short-term lease	34,147	26,057	65,921
Patents and trademarks	246,592	168,367	634,986
Regulatory projects	110,612	80,347	398,426
Depreciation tangible assets	16,481	20,083	32,485
Total research and development expense	2,862,979	3,325,281	6,689,589